DEPOSITS AND OBLIGATIONS - non-interest-bearing and interest-bearing deposits and obligations (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Deposits and Obligations [Line Items]
Non interest bearing deposits	S/ 33,830,166	S/ 32,249,606
Interest bearing deposits	77,494,028	71,734,518
Total	111,324,194	103,984,124
In Peru [Member]
Disclosure of Deposits and Obligations [Line Items]
Non interest bearing deposits	31,155,442	29,552,904
Interest bearing deposits	68,899,966	63,938,399
In other countries [Member]
Disclosure of Deposits and Obligations [Line Items]
Non interest bearing deposits	2,674,724	2,696,702
Interest bearing deposits	S/ 8,594,062	S/ 7,796,119